UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 10-D

                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(D) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

   For the monthly distribution period from August 1, 2007 to August 31, 2007
                       ----------------------------------

                   Commission File Number of issuing entity:
                                  333-140610-17

                           RALI SERIES 2007-QS10 TRUST
                        (Exact name of issuing entity as
                            specified in its charter)

                 Commission File Number of depositor: 333-140610

                        RESIDENTIAL ACCREDIT LOANS, INC.
                        --------------------------------
              (Exact name of depositor as specified in its charter)

                        RESIDENTIAL FUNDING COMPANY, LLC
                        --------------------------------
               (Exact name of sponsor as specified in its charter)

                 New York                                    None
----------------------------------------        ------------------------------
      (State or other jurisdiction of            (I.R.S. Employer Identification
   incorporation or organization of the                        No.)
              issuing entity)

c/o Residential Funding Company, LLC, as Master
Servicer

     8400 Normandale Lake Boulevard
      Minneapolis, Minnesota                                   55437
----------------------------------               -------------------------------
(Address of principal executive offices of                   (Zip Code)
              issuing entity)

             (952) 857-7000 (Telephone number, including area code)

                                       N/A
           (Former name, former address, if changed since last report)

        Title of Class           Registered/reported pursuant to
                                           (check one)
                                                                       Name of
                                                                      exchange
                               Section      Section     Section      (If Section
                                 12(b)       12(g)       15(d)          12(b))
    Mortgage Asset-Backed
  Pass-Through Certificates,
   Series 2007-QS10, in the
   classes  specified herein     [___]        [___]       [ X ]      ___________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing
requirements for the past 90 days. Yes _X_   No___

                        PART I - DISTRIBUTION INFORMATION

ITEM 1 - DISTRIBUTION AND POOL PERFORMANCE INFORMATION.

      The response to Item 1 is set forth in part herein and in part in Exhibits
99.1 and 99.2.

      Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus Supplement relating to the RALI Series 2007-QS10 Mortgage Asset-Backed Pass-Through Certificates (the "Certificates") dated August 30, 2007, and related Prospectus dated April 9, 2007 (collectively, the "Prospectus"), of the RALI Series 2007-QS10 Trust (the "Issuing Entity") filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following classes of Certificates were offered under the Prospectus: Class A-1, Class A-2, Class A-3, Class A-4, Class A-5, Class
A-6, Class A-7, Class A-P, Class A-V, Class R, Class M-1, Class M-2 and Class M-3 Certificates.

      On September 12, 2007, Residential Funding Company, LLC, as seller, and Deutsche Bank Trust Company Americas, as trustee, entered into a Subsequent Transfer Agreement pursuant to which additional mortgage loans (the "Subsequent Mortgage Loans") were added to the mortgage pool. After giving effect to the addition of such Subsequent Mortgage Loans, approximately 74.6%, 5.0% and 17.6% by principal amount of the mortgage loans were subserviced by Homecomings Financial, LLC, GMAC Mortgage, LLC and Wachovia Mortgage Corp., respectively, and approximately 69.8%, 3.3% and 17.6% by principal amount of the mortgage loans were originated by Homecomings Financial, LLC, GMAC Mortgage, LLC and Wachovia Mortgage Corp., respectively. Mortgage Loan Statistical Information with respect to the entire mortgage pool is set forth in Exhibit 99.2.

                           PART II - OTHER INFORMATION

ITEM 2 - LEGAL PROCEEDINGS

Nothing to report.

ITEM 3 - SALES OF SECURITIES AND USE OF PROCEEDS.

Nothing to report.

ITEM 4 - DEFAULTS UPON SENIOR SECURITIES.

Nothing to report.

ITEM 5 - SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Nothing to report.

ITEM 6 - SIGNIFICANT OBLIGORS OF POOL ASSETS.

Inapplicable.

ITEM 7 - SIGNIFICANT ENHANCEMENT PROVIDER INFORMATION.

Nothing to report.

ITEM 8 - OTHER INFORMATION.

Nothing to report.

ITEM 9 - EXHIBITS

      (a) Documents filed as part of this report.

Exhibit 99.1      September 2007 Monthly Statement to Certificateholders.

Exhibit 99.2      Mortgage Loan Statistical Information.

      (b) Exhibits required by Form 10-D and Item 601 of Regulation S-K.

Exhibit 10.1 Series Supplement, dated as of August 1, 2007, and the Standard Terms of Pooling and Servicing Agreement, dated as of August 1, 2007, among Residential Accredit Loans, Inc., as company,
            Residential Funding Company, LLC, as master servicer, and Deutsche Bank Trust Company Americas, as trustee (incorporated by reference to the exhibits with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on September 14, 2007).

Exhibit 10.2 Assignment and Assumption Agreement, dated as of August 31, 2007, between Residential Funding Company, LLC and Residential Accredit Loans, Inc. (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on September 14, 2007).

Exhibit 10.3 Custodial Agreement, dated as of August 1, 2007, between Deutsche Bank Trust Company Americas, as trustee, Residential Accredit Loans, Inc., as company, Residential Funding Company, LLC, as master servicer, and Wells Fargo Bank National Association, as custodian (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on September 14, 2007).

Exhibit 10.3 Subsequent Transfer Agreement, dated as of September 12, 2007, between Residential Funding Company, LLC, as seller, and Deutsche Bank Trust Company Americas, as trustee (incorporated by reference to Exhibit 99.1 included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on September 18, 2007).

Exhibit 99.1      September 2007 Monthly Statement to Certificateholders.

Exhibit 99.2      Mortgage Loan Statistical Information.

                                   SIGNATURES




      Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


Dated:  September 25, 2007



                              RALI Series 2007-QS10 Trust
                                (Issuing entity)

                              By:  Residential Funding Company, LLC,
                                      as Master Servicer


                                    By:  /s/ Darsi Meyer
                                         Name:   Darsi Meyer
                                         Title:  Director

           EXHIBIT 99.1 -- MONTHLY STATEMENT TO CERTIFICATEHOLDERS

             EXHIBIT 99.2 - MORTGAGE LOAN STATISTICAL INFORMATION

                      MORTGAGE LOAN STATISTICAL INFORMATION


               CREDIT SCORE DISTRIBUTION OF THE MORTGAGE LOANS

                                                  PERCENTAGE           WEIGHTED
                           NUMBER OF                  OF     AVERAGE   AVERAGE
                           MORTGAGE   PRINCIPAL   MORTGAGE   PRINCIPAL LTV
CREDIT SCORE RANGE           LOANS     BALANCE      LOANS     BALANCE   RATIO
------------------           -----     -------      -----     -------   -----
620-639...................    110    $24,677,874      5.67%  $224,344   75.14%
640-659...................     84    19,402,452       4.46    230,982   72.75
660-679...................    275    78,093,610      17.93    283,977   76.12
680-699...................    328    84,344,230      19.37    257,147   76.44
700-719...................    242    61,392,795      14.10    253,689   75.85
720-739...................    195    54,199,120      12.45    277,944   75.81
740-759...................    163    44,355,209      10.19    272,118   76.81
760-779...................    116    30,241,161       6.95    260,700   70.82
780-799...................     83    26,576,524       6.10    320,199   74.45
800 or greater............     39    12,052,359       2.77    309,035   67.38
Subtotal with Credit Score  1,635    $435,335,334    99.98%  $266,260   75.26%
Not Available.............      1        99,914       0.02     99,914   53.00
Total, Average or Weighted
   Average..............    1,636    $435,435,248   100.00%  $266,158   75.25%

==============================================================================
   Mortgage Loans indicated as having a credit score that is "Not Available" include certain Mortgage Loans where the credit score was not provided by the related seller and Mortgage Loans where no credit history can be obtained for the related mortgagor. The minimum and maximum credit scores of the mortgage loans were 620 and 820, respectively, and the weighted average credit score of the mortgage loans will be approximately 709.


                  OCCUPANCY TYPES OF THE MORTGAGE LOANS

                                          PERCENTAG          WEIGHTED   WEIGHTED
                    NUMBER OF                OF    AVERAGE   AVERAGE    AVERAGE
                    MORTGAGE   PRINCIPAL  MORTGAGE PRINCIPAL CREDIT     LTV
OCCUPANCY TYPE        LOANS     BALANCE    LOANS    BALANCE    SCORE     RATIO
--------------        -----     -------    -----    -------    -----     -----
Primary Residence.   1,161    $337,074,702 77.41%  $290,331     705      75.92%
Second/Vacation...      47    12,619,837    2.90   268,507      738      72.36
Non-Owner Occupied     428    85,740,709   19.69   200,329      723      73.04
Total, Average or
  Weighted Average   1,636    $435,435,248100.00%  $266,158     709      75.25%


                       LOAN PURPOSE OF THE MORTGAGE LOANS
==============================================================================

                                          PERCENTAGE         WEIGHTED  WEIGHTED
                   NUMBER OF                 OF     AVERAGE  AVERAGE   AVERAGE
                   MORTGAGE   PRINCIPAL   MORTGAGE  PRINCIPALCREDIT    LTV
LOAN PURPOSE         LOANS     BALANCE      LOANS   BALANCE    SCORE    RATIO
------------         -----     -------      -----   -------    -----    -----
Purchase...........   654    $163,816,839   37.62%  $250,484   720      79.94%
Rate/Term Refinance   408    107,721,621    24.74   264,024    702      75.17
Equity Refinance...   574    163,896,789    37.64   285,534    704      70.62
Total, Average or
  Weighted Average. 1,636    $435,435,248  100.00%  $266,158   709      75.25%


                MORTGAGE PROPERTY TYPES OF THE MORTGAGE LOANS
------------------------------------------------------------------------------

                                             PERCENTAGE        WEIGHTED WEIGHTED
                        NUMBER OF               OF     AVERAGE  AVERAGE  AVERAGE
                        MORTGAGE  PRINCIPAL  MORTGAGE  PRINCIPALCREDIT   LTV
PROPERTY TYPE             LOANS    BALANCE     LOANS   BALANCE    SCORE   RATIO
-------------             -----    -------     -----   -------    -----   -----
Single-family detached   1,021    $271,034,448 62.24%  $265,460    705    74.82%
Planned Unit
Developments (detached)    239    74,094,058   17.02   310,017     714    77.28
Two-to-four family units   183    50,314,933   11.56   274,945     718    74.64
Condo Low-Rise (less
than 5 stories).......     110    22,337,145    5.13   203,065     714    76.15
Planned Unit
Developments (attached)     39     6,667,032    1.53   170,950     712    75.92
Condo High-Rise
(9 stories or more)...      14     5,287,219    1.21   377,658     754    70.39
Townhouse.............      24     4,008,943    0.92   167,039     683    75.53
Condo Mid-Rise
(5 to 8 stories)......       5     1,383,940    0.32   276,788     715    72.56
Condotel (9 stories or
more).................       1       307,530    0.07   307,530     773    80.00
Total, Average or
  Weighted Average....   1,636    $435,435,248100.00%  $266,158    709    75.25%

============================================================================

                GEOGRAPHIC DISTRIBUTION OF THE MORTGAGE LOANS


                                             PERCENTAG         WEIGHTED WEIGHTED
                      NUMBER OF                 OF    AVERAGE  AVERAGE  AVERAGE
                      MORTGAGE   PRINCIPAL   MORTGAGE PRINCIPALCREDIT   LTV
STATE                   LOANS     BALANCE     LOANS   BALANCE    SCORE   RATIO
-----                   -----     -------     -----   -------    -----   -----
Alabama.............      25    $2,976,973      0.68% $119,079    697    80.98%
Alaska..............       4       709,213      0.16  177,303     681    79.25
Arizona.............      45    12,413,328      2.85  275,852     714    76.64
Arkansas............       7       916,668      0.21  130,953     691    79.16
California..........     258    97,106,148     22.30  376,380     717    72.68
Colorado............      65    13,688,460      3.14  210,592     705    76.31
Connecticut.........      22     6,159,220      1.41  279,965     690    67.86
Delaware............       3       276,878      0.06   92,293     771    76.62
District of Columbia       4     1,724,650      0.40  431,163     722    75.21
Florida.............     213    52,594,241     12.08  246,921     708    74.13
Georgia.............      46     8,339,651      1.92  181,297     713    77.85
Hawaii..............       7     3,852,803      0.88  550,400     718    69.92
Idaho...............       9     2,211,068      0.51  245,674     693    80.56
Illinois............      36     9,299,299      2.14  258,314     706    79.97
Indiana.............      12     1,376,870      0.32  114,739     709    82.78
Iowa................       4       878,218      0.20  219,555     766    78.69
Kansas..............       4     1,028,524      0.24  257,131     686    79.12
Kentucky............       5     1,412,980      0.32  282,596     676    57.20
Louisiana...........      30     4,064,021      0.93  135,467     688    79.44
Maine...............       5     1,255,404      0.29  251,081     690    77.04
Maryland............      45    15,221,646      3.50  338,259     689    74.64
Massachusetts.......      34    13,715,927      3.15  403,410     700    75.78
Michigan............      32     5,376,119      1.23  168,004     703    80.45
Minnesota...........      37    10,362,727      2.38  280,074     705    80.38
Mississippi.........       9     1,452,151      0.33  161,350     693    82.06
Missouri............      18     2,775,782      0.64  154,210     712    82.53
Montana.............       3       585,876      0.13  195,292     761    72.25
Nebraska............       3       334,351      0.08  111,450     681    75.89
Nevada..............      17     5,625,631      1.29  330,919     723    77.51
New Hampshire.......       8     2,309,211      0.53  288,651     705    80.01
New Jersey..........      74    22,779,209      5.23  307,827     699    72.64
New Mexico..........      11     1,849,879      0.42  168,171     711    78.21
New York............      49    18,800,030      4.32  383,674     719    74.79
North Carolina......      40    10,184,160      2.34  254,604     714    76.97
Ohio................       5     1,003,733      0.23  200,747     733    82.83
Oklahoma............      13     1,973,734      0.45  151,826     697    77.80
Oregon..............      26     6,974,524      1.60  268,251     725    75.41
Pennsylvania........      42     7,537,470      1.73  179,464     716    78.21
Rhode Island........       5     1,090,613      0.25  218,123     744    76.25
South Carolina......      21     4,814,739      1.11  229,273     721    77.06
Tennessee...........      15     2,421,078      0.56  161,405     674    79.68
Texas...............     136    24,123,406      5.54  177,378     705    80.17
Utah................      40    11,692,200      2.69  292,305     697    77.05
Virginia............      44    13,677,064      3.14  310,842     706    73.46
Washington..........      93    24,642,667      5.66  264,975     717    73.60
Wisconsin...........      10     1,344,404      0.31  134,440     676    80.81
Wyoming.............       2       482,300      0.11  241,150     718    88.80
Total, Average or
  Weighted Average..   1,636    $435,435,248  100.00% $266,158    709    75.25%

   No more than 0.5% of the Mortgage Loans will be secured by mortgaged properties located in any one zip code area in Maryland and no more than 0.5% of the Mortgage Loans will be secured by mortgage properties located in any one zip code area outside Maryland.
==============================================================================



                  DOCUMENTATION TYPES OF THE MORTGAGE LOANS

                                         PERCENTAGE          WEIGHTED  WEIGHTED
                   NUMBER OF                OF     AVERAGE   AVERAGE   AVERAGE
                   MORTGAGE  PRINCIPAL   MORTGAGE  PRINCIPAL CREDIT    LTV
DOCUMENTATION TYPE   LOANS     BALANCE     LOANS    BALANCE    SCORE    RATIO
------------------   -----     -------     -----    -------    -----    -----
Full/Alternate
Documentation......   455    $113,850,221  26.15%  $250,220    715      79.34%
Reduced
Documentation(1)...   731    200,390,813   46.02   274,132     702      75.09
No Stated Income...   201    61,969,241    14.23   308,305     712      72.82
No Income/No Asset
Verification.......   249    59,224,973    13.60   237,851     719      70.49
Total, Average or
  Weighted Average. 1,636    $435,435,248 100.00%  $266,158    709      75.25%

===========================================================================

                      MORTGAGE RATES OF THE MORTGAGE LOANS

                    NUMBER               PERCENTA          WEIGHTED   WEIGHTED
                      OF                   OF    AVERAGE   AVERAGE    AVERAGE
                    MORTGAGE PRINCIPAL   MORTGAGEPRINCIPAL CREDIT     LTV
MORTGAGE RATES (%)   LOANS    BALANCE     LOANS   BALANCE    SCORE     RATIO
------------------   -----    -------     -----  --------    -----     -----
5.500 - 5.624.....      2     $804,900      0.18%$402,450    692       80.00%
5.875 - 5.999.....      3      760,800      0.17 253,600     767       77.89
6.000 - 6.124.....      4    1,680,109      0.39 420,027     718       76.68
6.125 - 6.249.....      6    1,134,634      0.26 189,106     759       66.58
6.250 - 6.374.....     25    7,937,562      1.82 317,502     740       67.65
6.375 - 6.499.....     39   12,995,506      2.98 333,218     729       63.19
6.500 - 6.624.....     48   14,167,630      3.25 295,159     714       70.07
6.625 - 6.749.....     74   23,451,762      5.39 316,916     727       69.59
6.750 - 6.874.....    107   32,846,798      7.54 306,979     716       72.60
6.875 - 6.999.....    209   58,023,436     13.33 277,624     704       71.53
7.000 - 7.124.....     95   28,078,192      6.45 295,560     721       74.72
7.125 - 7.249.....    106   29,010,139      6.66 273,681     713       74.61
7.250 - 7.374.....    149   37,881,227      8.70 254,236     710       76.96
7.375 - 7.499.....    107   31,059,478      7.13 290,275     708       74.22
7.500 - 7.624.....    165   42,434,639      9.75 257,180     702       75.95
7.625 - 7.749.....     86   21,734,105      4.99 252,722     703       80.10
7.750 - 7.874.....    107   24,106,221      5.54 225,292     700       78.10
7.875 - 7.999.....     86   19,588,349      4.50 227,772     710       81.97
8.000 - 8.124.....     41   10,834,167      2.49 264,248     697       80.72
8.125 - 8.249.....     17    4,882,851      1.12 287,227     695       84.81
8.250 - 8.374.....     33    6,102,497      1.40 184,924     697       82.90
8.375 - 8.499.....     35    7,503,364      1.72 214,382     692       83.41
8.500 - 8.624.....     25    4,585,496      1.05 183,420     691       82.60
8.625 - 8.749.....     13    3,128,836      0.72 240,680     690       84.58
8.750 - 8.874.....     18    3,014,633      0.69 167,480     697       85.68
8.875 - 8.999.....     26    6,069,149      1.39 233,429     687       85.59
9.000 - 9.124.....      5      993,754      0.23 198,751     688       89.27
9.125 - 9.249.....      4      368,750      0.08  92,188     678       85.82
9.750 or greater..      1      256,265      0.06 256,265     751       95.00
Total, Average or
  Weighted Average  1,636   $435,435,248  100.00%$266,158    709       75.25%

   As of the cut-off date, the weighted average mortgage rate of the Mortgage Loans will be approximately 7.2551% per annum.
==============================================================================

              NET MORTGAGE RATES OF THE DISCOUNT MORTGAGE LOANS

                                             PERCENTAG         WEIGHTED
                      NUMBER OF                 OF    AVERAGE  AVERAGE WEIGHTED
                      MORTGAGE   PRINCIPAL   MORTGAGE PRINCIPALCREDIT  AVERAGE
NET MORTGAGE RATE (%)   LOANS      BALANCE    LOANS   BALANCE    SCORE LTV RATIO
---------------------   -----      -------    -----   -------    ----- ---------
5.250................      2      $804,900     0.18%  $402,450    692   80.00%
5.625................      3       760,800     0.17   253,600     767   77.89
5.750................      4     1,680,109     0.39   420,027     718   76.68
5.875................      6     1,134,634     0.26   189,106     759   66.58
6.000................     25     7,937,562     1.82   317,502     740   67.65
6.125................     39     12,995,506    2.98   333,218     729   63.19
6.250................     48     14,167,630    3.25   295,159     714   70.07
6.260................      1        54,936     0.01   54,936      773   95.00
6.375................     74     23,451,762    5.38   316,916     727   69.59
6.385................      2       422,076     0.10   211,038     715   90.00
Total, Average or
  Weighted Average...    204     $63,409,915  14.56%  $310,833    726   68.67%

============================================================================
   As of the cut-off date, the weighted average of the Discount Fractions of the Discount Mortgage Loans will be approximately 4.614238378%.


              ORIGINAL PRINCIPAL BALANCES OF THE MORTGAGE LOANS

                                           PERCENTAG         WEIGHTED
                     NUMBER OF                OF    AVERAGE   AVERAGE  WEIGHTED
ORIGINAL MORTGAGE    MORTGAGE   PRINCIPAL  MORTGAGE PRINCIPALCREDIT     AVERAGE
 LOAN BALANCE  ($)     LOANS     BALANCE    LOANS   BALANCE    SCORE   LTV RATIO
-------------------    -----     -------    -----   -------    -----   ---------
100,000 or less....     204    $16,521,243   3.79%  $80,986    709       74.96%
100,001 to 200,000.     575    86,152,742   19.79   149,831    705       76.46
200,001 to 300,000.     346    84,781,351   19.47   245,033    705       76.00
300,001 to 400,000.     187    65,240,076   14.98   348,877    700       75.38
400,001 to 500,000.     157    70,391,825   16.17   448,356    713       75.76
500,001 to 600,000.      75    41,177,945    9.46   549,039    718       76.51
600,001 to 700,000.      46    29,820,906    6.85   648,281    721       75.60
700,001 to 800,000.      18    13,383,442    3.07   743,525    721       71.04
800,001 to 900,000.       9     7,722,728    1.77   858,081    721       72.32
900,001 to 1,000,000     14    13,679,311    3.14   977,094    719       67.06
1,000,001 to 1,100,000    1     1,100,000    0.25   1,100,000  702       50.00
1,200,001 to 1,300,000    1     1,260,000    0.29   1,260,000  705       70.00
1,300,001 to 1,400,000    2     2,707,531    0.62   1,353,765  705       72.53
1,400,001 to 1,500,000    1     1,496,148    0.34   1,496,148  707       52.00
Total, Average or
  Weighted Average..  1,636    $435,435,248100.00%  $266,158   709       75.25%


                  ORIGINAL LTV RATIOS OF THE MORTGAGE LOANS
==============================================================================

                                          PERCENTAG           WEIGHTED
ORIGINAL           NUMBER OF                 OF    AVERAGE     AVERAGE
LOAN-TO-VALUE      MORTGAGE   PRINCIPAL   MORTGAGE PRINCIPAL  CREDIT
RATIO (%)            LOANS     BALANCE     LOANS    BALANCE     SCORE
---------            -----     -------     -----    -------     -----
00.01 - 50.00...       77    $18,105,203    4.16%  $235,133      720
50.01 - 55.00...       35    12,718,534     2.92    363,387      714
55.01 - 60.00...       58    14,760,004     3.39    254,483      719
60.01 - 65.00...      112    31,231,336     7.17    278,851      710
65.01 - 70.00...      148    43,020,313     9.88    290,678      714
70.01 - 75.00...      201    52,837,715    12.13    262,874      705
75.01 - 80.00...      727   204,660,147    47.00    281,513      710
80.01 - 85.00...       59    14,085,198     3.23    238,732      681
85.01 - 90.00...      140    27,119,956     6.23    193,714      704
90.01 - 95.00...       73    16,073,715     3.69    220,188      705
95.01 - 100.00..        6       823,128     0.19    137,188      737
Total, Average or
  Weighted Average  1,636  $435,435,248   100.00%  $266,158      709

==============================================================================
   The weighted average loan-to-value ratio at origination of the mortgage loans will be approximately 75.25%.


                   AMORTIZATION TYPE OF THE MORTGAGE LOANS

                      NUMBER OF          PERCENTAGE          WEIGHTED
                      MORTGAGE  PRINCIPAL OF        AVERAGE  AVERAGE   WEIGHTED
AMORTIZATION TYPE     LOANS     BALANCE  MORTGAGE  PRINCIPAL CREDIT     AVERAGE
                                          LOANS    BALANCE    SCORE   LTV RATIO

Fully Amortizing....  1,039   $239,232,058 54.94%  $230,252    711       74.77%
Interest Only Period
  -5 Years..........      1        206,392  0.05    206,392    686       80.00
Interest Only Period
  -10 Years.........    594    195,404,248 44.88    328,963    708       75.80
Interest Only Period
  -15 Years.........      2        592,550  0.14    296,275    722       86.83
Total, Average or
  Weighted Average..  1,636    $435,435,24 8100.00%$266,158    709       75.25%

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                PROPERTY VALUATION TYPES OF THE MORTGAGE LOANS

                   NUMBER OF          PERCENTAGE          WEIGHTED
                   MORTGAGE  PRINCIPAL OF        AVERAGE  AVERAGE   WEIGHTED
                   LOANS     BALANCE  MORTGAGE  PRINCIPAL CREDIT     AVERAGE
                                       LOANS    BALANCE    SCORE   LTV RATIO
PROPERTY
VALUATION TYPE
Automated
Valuation Model.     104   $23,977,24    5.51%   $230,550   695       76.15%
Appraisal.......   1,532   411,458,00   94.49     268,576   710       75.20
Total, Average or
  Weighted Average 1,636  $435,435,24  100.00%   $266,158   709       75.25%

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(1) Reduced Documentation indicates Mortgage Loans that were underwritten under a stated income or stated income/stated asset program.

   No more than 20.5% of such reduced, no stated income, and no income/no asset verification loan documentation Mortgage Loans will be secured by mortgaged properties located in California.

   Approximately 0.1% of the Mortgage Loans were underwritten pursuant to a streamlined refinancing documentation program, which permits mortgage loans to be refinanced with only limited verification or updating of underwriting information obtained at the time that the refinanced mortgage loan was underwritten. See "The Trusts--Underwriting Policies--General Standards" in the prospectus.